CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 8,437	$ 9,392
Restricted cash		46
Short-term investments	1,003	4,811
Prepaid expenses and other current assets	899	680
Total current assets	10,339	14,929
Non-current assets
Property and equipment, net	385	369
Total non-current assets	385	369
Total assets	10,724	15,298
Accounts payable and accruals
Trade	491	577
Other	239	245
Other current liabilities	12	13
Employees and payroll accruals	703	1,238
Total current liabilities	1,445	2,073
Non-current liabilities
Royalties provision	564	577
Total non-current liabilities	564	577
Shareholders' equity
Share capital Ordinary share of NIS 0.2 par value-Authorized: 57,500,000 shares at December 31, 2015 and June 30, 2016; Issued and outstanding: 11,811,709 and 12,254,479 shares at December 31, 2015 and June 30, 2016, respectively	623	599
Additional paid-in capital	46,939	46,164
Accumulated deficit	(38,847)	(34,115)
Total shareholders' equity	8,715	12,648
Total liabilities and shareholders' equity	$ 10,724	$ 15,298